SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Management analyzes the Company’s operating segments separately because of different economic environments and stages of development in different geographical areas, requiring different investment and marketing strategies.
Management evaluates the performance of the Company’s segments on a regular basis, primarily based on earnings before interest, tax, depreciation, amortization, impairment, gain / loss on disposals of non-current assets, other non-operating gains / losses and share of profit / loss of joint ventures and associates (“Adjusted EBITDA”) along with assessing the capital expenditures excluding certain costs such as those for telecommunication licenses and right-of-use assets (“CAPEX excl. licenses and ROU”). Management does not analyze assets or liabilities by reportable segments.
Reportable segments in accordance with IFRS 8, Operating Segments, consist of Pakistan, Ukraine, Kazakhstan, Uzbekistan and Bangladesh.
We also present our results of operations for “Others” and “HQ and eliminations” separately, although these are not reportable segments. “Others” represents our operations in Kyrgyzstan (refer to Note 4) and “HQ and eliminations” represents transactions related to management activities within the Group.
Financial information by reportable segment for the six and three-month periods ended June 30, is presented in the following tables. Inter-segment transactions are not material, and are made on terms which are comparable to transactions with third parties.
For the six-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2024	2023*	2024	2023	2024	2023	2024	2023*	2024	2023*

Pakistan	597	502	13	—	5	2	53	36	668	540
Ukraine	394	435	25	26	—	—	5	3	424	464
Kazakhstan	343	279	83	72	6	5	7	7	439	363
Uzbekistan	133	129	—	—	—	—	—	—	133	129
Bangladesh	279	278	—	—	—	—	3	4	282	282
Others	27	26	—	—	—	—	—	—	27	26
HQ and eliminations	(2)	(3)	(2)	(1)	—	—	—	—	(4)	(4)

Total segments	1,771	1,646	119	97	11	7	68	50	1,969	1,800
*    Certain prior period comparatives have been represented to conform with the current year presentation in Pakistan within other revenue and service revenue.

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2024	2023	2024	2023

Pakistan	301	250	71	50
Ukraine	235	274	85	56
Kazakhstan	243	196	50	42
Uzbekistan	48	56	57	36
Bangladesh	96	105	35	67
Others	9	10	7	4
HQ and eliminations	(86)	(91)	(2)	3

Total segments	846	800	303	258
For the three-month period ended June 30:

	Service revenue				Sale of equipment and accessories		Other revenue		Total Revenue
	Mobile		Fixed
	2024	2023*	2024	2023	2024	2023	2024	2023*	2024	2023*

Pakistan	312	252	7	—	3	—	26	18	348	270
Ukraine	220	221	14	13	—	—	3	2	237	236
Kazakhstan	176	145	42	36	3	3	5	4	226	188
Uzbekistan	67	66	—	—	—	—	—	—	67	66
Bangladesh	140	142	—	—	—	—	2	2	142	144
Others	13	13	—	—	—	—	—	—	13	13
HQ and eliminations	(2)	(1)	(2)	—	—	—	(2)	—	(6)	(1)

Total segments	926	838	61	49	6	3	34	26	1,027	916
*    Certain prior period comparatives have been represented to conform with the current year presentation in Pakistan within other revenue and service revenue.

	Adjusted EBITDA		CAPEX exc. licenses and ROU
	2024	2023	2024	2023

Pakistan	158	128	52	35
Ukraine	140	139	57	36
Kazakhstan	125	104	30	26
Uzbekistan	24	28	17	28
Bangladesh	52	55	21	36
Others	4	5	5	3
HQ and eliminations	(43)	(44)	(2)	5

Total segments	460	415	180	169

The following table provides the reconciliation of Profit / (loss) before tax from continuing operations to Total Adjusted EBITDA for the six and three-month periods ended June 30:

	Six-month period		Three-month period
	2024	2023	2024	2023
Profit before tax from continuing operations	261	224	142	188
Adjustments to reconcile Profit / (loss) before tax to Total Adjusted EBITDA
Depreciation	264	261	130	133
Amortization	100	104	50	51
Impairment loss / (reversal)	2	(11)	1	(7)
(Gain) / loss on disposal of non-current assets	1	(1)	1	(1)
(Gain) / loss on disposal of subsidiaries	—	—	—	(3)
Finance costs	249	280	117	140
Finance income	(22)	(33)	(11)	(17)
Other non-operating (gain) / loss	(21)	(14)	(6)	(12)
Net foreign exchange (gain) / loss	12	(10)	36	(57)

Total Adjusted EBITDA	846	800	460	415